Fair value (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2011 and 2012, including those for which the MHFG Group has elected the fair value option, are summarized below:

2011	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (2):
Japanese government bonds	4,834	128	—	4,962
Japanese local gov’t bonds	—	162	—	162
U.S. Treasury bonds and federal agency securities	2,731	81	—	2,812
Other foreign gov’t bonds	1,140	109	1	1,250
Agency mortgage-backed securities	880	425	—	1,305
Residential mortgage-backed securities	—	1	206	207
Commercial mortgage-backed securities	—	1	50	51
Certificates of deposit and commercial paper	—	1,253	—	1,253
Corporate bonds and other	144	1,211	452	1,807
Equity securities	714	360	96	1,170
Derivatives:
Interest rate contracts	3	9,946	15	9,964
Foreign exchange contracts	2	2,769	74	2,845
Equity-related contracts	20	68	66	154
Credit-related contracts	—	27	32	59
Other contracts	—	—	104	104
Available-for-sale securities:
Japanese government bonds	27,605	1,608	—	29,213
Japanese local gov’t bonds	—	230	—	230
U.S. Treasury bonds and federal agency securities	128	—	—	128
Other foreign gov’t bonds	196	95	—	291
Agency mortgage-backed securities	83	682	—	765
Residential mortgage-backed securities	—	331	429	760
Commercial mortgage-backed securities	—	—	486	486
Japanese corporate bonds and other debt securities	—	2,908	289	3,197
Foreign corporate bonds and other debt securities	34	364	248	646
Equity securities (marketable)	2,741	92	—	2,833
Other investments	26	—	260	286

Total assets at fair value on a recurring basis (3)	41,281	22,851	2,808	66,940

Liabilities:
Trading securities sold, not yet purchased	4,254	161	—	4,415
Derivatives:
Interest rate contracts	1	9,505	35	9,541
Foreign exchange contracts	2	2,422	41	2,465
Equity-related contracts	25	88	37	150
Credit-related contracts	—	32	7	39
Other contracts	1	2	84	87
Long-term debt (4)	—	1	440	441

Total liabilities at fair value on a recurring basis	4,283	12,211	644	17,138

2012	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (2):
Japanese government bonds	6,017	38	—	6,055
Japanese local gov’t bonds	—	91	—	91
U.S. Treasury bonds and federal agency securities	4,425	170	—	4,595
Other foreign gov’t bonds	1,273	117	—	1,390
Agency mortgage-backed securities	1,894	272	—	2,166
Residential mortgage-backed securities	—	—	159	159
Commercial mortgage-backed securities	—	2	26	28
Certificates of deposit and commercial paper	—	1,041	—	1,041
Corporate bonds and other	119	1,220	355	1,694
Equity securities	553	456	82	1,091
Derivatives:
Interest rate contracts	8	9,751	30	9,789
Foreign exchange contracts	2	2,507	73	2,582
Equity-related contracts	27	80	38	145
Credit-related contracts	—	34	25	59
Other contracts	—	—	61	61
Available-for-sale securities:
Japanese government bonds	31,066	1,581	—	32,647
Japanese local gov’t bonds	—	273	—	273
U.S. Treasury bonds and federal agency securities	101	—	—	101
Other foreign gov’t bonds	279	166	—	445
Agency mortgage-backed securities	150	830	—	980
Residential mortgage-backed securities	—	223	348	571
Commercial mortgage-backed securities	—	—	330	330
Japanese corporate bonds and other debt securities	—	2,352	226	2,578
Foreign corporate bonds and other debt securities	12	294	236	542
Equity securities (marketable)	2,660	132	—	2,792
Other investments	1	—	189	190

Total assets at fair value on a recurring basis (3)	48,587	21,630	2,178	72,395

Liabilities:
Trading securities sold, not yet purchased	4,610	78	—	4,688
Derivatives:
Interest rate contracts	5	9,408	40	9,453
Foreign exchange contracts	1	2,537	36	2,574
Equity-related contracts	46	118	16	180
Credit-related contracts	—	34	2	36
Other contracts	—	—	46	46
Long-term debt (4)	—	1	460	461

Total liabilities at fair value on a recurring basis	4,662	12,176	600	17,438

Notes:
(1)	Certain amounts as of March 31, 2011 have been reclassified to conform to the current period’s presentation.
(2)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(3)	Amounts include the investments measured at NAV per share at March 31, 2011 and 2012, of ¥542 billion and ¥631 billion, respectively, of which ¥482 billion and ¥581 billion, respectively, are classified in Level 2, and ¥60 billion and ¥50 billion, respectively, are classified in Level 3.
(4)	Amounts represent items for which the Group elected the fair value option.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The table below presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2011 and 2012:

2011	April 1, 2010	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3	Purchases, sales, issuances and settlements (8)	March 31, 2011	Change in unrealized gains (losses) still held (7)
	(in billions of yen)
Assets:
Trading securities:
Other foreign gov’t bonds	2	—	(3)	—	(1)	1	—
Residential mortgage-backed securities	200	(8	) (3)	—	14	206	3
Commercial mortgage-backed securities	63	(4	) (3)	—	(9)	50	(1)
Corporate bonds and other	569	(21	) (3)	22	(118)	452	(10)
Equity securities	86	4	(3)	20	(14)	96	2
Derivatives, net (2):
Interest rate contracts	(17)	(5	) (3)	—	2	(20)	(6)
Foreign exchange contracts	—	32	(3)	—	1	33	30
Equity-related contracts	38	(10	) (3)	—	1	29	(6)
Credit-related contracts	17	(23	) (3)	(1)	32	25	(9)
Other contracts	21	6	(3)	—	(7)	20	2
Available-for-sale securities:
Residential mortgage-backed securities	573	1	(4)	—	(145)	429	(2)
Commercial mortgage-backed securities	650	(10	) (4)	—	(154)	486	(10)
Japanese corporate bonds and other debt securities	522	2	(4)	(35)	(200)	289	—
Foreign corporate bonds and other debt securities	357	(3	) (4)	(13)	(93)	248	—
Equity securities (marketable)	3	(1	) (4)	—	(2)	—	—
Other investments	96	(3	) (5)	(16)	183	260	—

Liabilities:
Long-term debt	350	8	(6)	1	97	440	7

2012	April 1, 2011	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2012	Change in unrealized gains (losses) still held (7)
					(in billions of yen)
Assets:
Trading securities:
Other foreign gov’t bonds	1	—	(3)	—	—	(1)	—	—	—	—
Residential mortgage-backed securities	206	(10	) (3)	—	1	(3)	—	(35)	159	(8)
Commercial mortgage-backed securities	50	(3	) (3)	—	2	(4)	—	(19)	26	(4)
Corporate bonds and other	452	(14	) (3)	13	579	(510)	—	(165)	355	(19)
Equity securities	96	(6	) (3)	(2)	18	(24)	—	—	82	(4)
Derivatives, net (2):
Interest rate contracts	(20)	6	(3)	—	—	—	—	4	(10)	9
Foreign exchange contracts	33	7	(3)	—	—	—	—	(3)	37	6
Equity-related contracts	29	(9	) (3)	—	—	—	—	2	22	(5)
Credit-related contracts	25	(2	) (3)	—	—	—	—	—	23	1
Other contracts	20	1	(3)	—	—	—	—	(6)	15	(3)
Available-for-sale securities:
Residential mortgage-backed securities	429	—	(4)	—	31	(9)	—	(103)	348	(2)
Commercial mortgage-backed securities	486	11	(4)	—	36	(115)	—	(88)	330	(5)
Japanese corporate bonds and other debt securities	289	(2	) (4)	—	61	(2)	—	(120)	226	—
Foreign corporate bonds and other debt securities	248	—	(4)	—	72	—	—	(84)	236	—
Other investments	260	(6	) (5)	(1)	7	(8)	—	(63)	189	(8)

Liabilities:
Long-term debt	440	(9	) (6)	—	—	—	80	(69)	460	(6)

Notes:
(1)	Certain amounts for the fiscal year ended March 31, 2011 have been reclassified to conform to the current period’s presentation.
(2)	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
(3)	Realized and unrealized gains (losses) are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(4)	Realized gains (losses) are reported in Investment gains (losses)—net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
(5)	Realized and unrealized gains (losses) are reported in Investment gains (losses)—net.
(6)	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).
(7)	Amounts represent total gains or losses recognized in earnings during the fiscal year. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2011 and 2012.
(8)	Due to the application of SFAS No.167, new consolidation guidance for VIEs, Level 3 assets increased by ¥170 billion during the fiscal year ended March 31, 2011, which was reflected as purchases, sales, issuances and settlements on the table.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table shows the fair value hierarchy for those items as of March 31, 2011 and 2012.

2011	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	276	—	—	276	408
Loans held-for-sale	5	—	4	1	6
Other investments	23	5	—	18	26
Goodwill	6	—	—	6	15

Total assets at fair value on a nonrecurring basis	310	5	4	301	455

2012	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	188	—	—	188	282
Loans held-for-sale	3	—	2	1	6
Other investments	17	5	—	12	21
Premises and equipment—net	—	—	—	—	4
Goodwill	—	—	—	—	6

Total assets at fair value on a nonrecurring basis	208	5	2	201	319

Liabilities:
Other liabilities	1	—	—	1	—

Total liabilities at fair value on a nonrecurring basis	1	—	—	1	—

Fair Value, by Balance Sheet Grouping

The carrying amounts and fair values of certain financial instruments, excluding the financial instruments outside the scope of ASC 825 such as the equity method investments and lease contracts as defined in ASC 840, “Leases” (“ASC 840”), at March 31, 2011 and 2012 are as follows:

	2011		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	24,516	24,516	21,141	21,141
Trading securities	14,979	14,979	18,310	18,310
Investments	40,037	40,043	43,251	43,266
Loans, net of allowance for loan losses	63,918	64,330	65,275	65,597
Other financial assets	2,653	2,653	2,901	2,901
Derivative financial instruments	13,126	13,126	12,636	12,636

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	35,014	35,014	37,652	37,652
Interest-bearing deposits	76,403	76,354	79,266	79,209
Debentures	741	735	—	—
Trading securities sold, not yet purchased	4,415	4,415	4,688	4,688
Due to trust accounts	629	629	560	560
Commercial paper and other short-term borrowings	15,151	15,151	13,950	13,946
Long-term debt	8,930	9,318	8,441	8,785
Other financial liabilities	4,084	4,084	4,635	4,635
Derivative financial instruments	12,282	12,282	12,289	12,289